Consolidated Balance Sheets (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	5,970,011	26,766,425	24,671,318
Common stock, shares outstanding	5,970,011	26,766,425	24,671,318
Allowance for doubtful accounts receivable current	$ 29,019	$ 25,964
Treasury stock common, shares	7,564	0
Revision of Prior Period, Adjustment [Member]
Common stock, shares issued		1,338,321
Common stock, shares outstanding		1,338,321
Series A 8% Cumulative Convertible Preferred Stock [Member]
Preferred stock dividend percentage	8.00%	8.00%	8.00%
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0